Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Store buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	20 years
Store fixture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	10 years